Long-Term Debt	12 Months Ended
Aug. 31, 2021
Disclosure Of Borrowings [Abstract]
Long-Term Debt
13.	LONG-TERM DEBT

		2021			2020
	Effective interest rates %	Long-term debt at amortized cost (1) $	Adjustment for finance costs (1) $	Long-term debt repayable at maturity $	Long-term debt at amortized cost (1) $	Adjustment for finance costs (1) $	Long-term debt repayable at maturity $
Corporate

Cdn fixed rate senior notes-

3.80% due November 2, 2023	3.80	499	1	500	498	2	500

4.35% due January 31, 2024	4.35	499	1	500	499	1	500

3.80% due March 1, 2027	3.84	299	1	300	298	2	300

4.40% due November 2, 2028	4.40	497	3	500	496	4	500

3.30% due December 10, 2029	3.41	496	4	500	495	5	500

2.90% due December 9, 2030	2.92	496	4	500	496	4	500

6.75% due November 9, 2039	6.89	1,421	29	1,450	1,421	29	1,450

4.25% due December 9, 2049	4.33	296	4	300	296	4	300

		4,503	47	4,550	4,499	51	4,550
Other
Burrard Landing Lot 2 Holdings Partnership	Various	47	–	47	49	–	49

Total consolidated debt		4,550	47	4,597	4,548	51	4,599
Less current portion (2)		1	–	1	1	–	1

		4,549	47	4,596	4,547	51	4,598

(1)	Long-term debt is presented net of unamortized discounts and finance costs.
(2)	Current portion of long-term debt includes amounts due within one year in respect of the Burrard Landing loans.
Corporate
Bank loans
The Company has an unsecured
$1.5
billion bank credit facility, which includes a maximum revolving term or swingline facility of
 $50
,

with a syndicate of banks which matures in December 2024. The facility can be used for working capital and general corporate purposes.
The terms of the Arrangement Agreement require that the Company maintain sufficient liquidity to pay an $800 million termination fee payable by Shaw in certain circumstances.
Funds are available to the Company in both Canadian and US dollars. At August 31, 2021, $4 (2020 – $3) has been drawn as committed letters of credit against the revolving term facility. Interest rates fluctuate with Canadian prime and bankers’ acceptance rates, US bank base rates and LIBOR rates. Excluding the revolving term facility, the effective interest rate on actual borrowings under the credit facility during 2021 was nil (2020 – 2.81%). The effective interest rate on the revolving term facility for 2021 was 3.62% (2020 – 4.05%).
Senior notes
The senior notes are unsecured obligations and rank equally and rat
e
ably with all existing and future senior indebtedness. The fixed rate notes are redeemable at the Company’s option at any time, in whole or in part, prior to maturity at 100% of the principal amount plus a make-whole premium.
Other
Burrard Landing Lot 2 Holdings Partnership
The Company has a 33.33% interest in the Partnership which built the Shaw Tower project with office/retail space and living/working space in Vancouver, BC. In the fall of 2004, the commercial construction of the building was completed and
i
n February 2014, the Partnership refinanced its debt. The Partnership received a mortgage loan and used the proceeds to prepay the outstanding balance of the previous mortgage and loan excess funds to each of its partners. The mortgage loan matures on

November
1
,
2024
and bears interest at
4.683
% compounded semi-annually with interest only payable for the first five years
. Interest and principal payments commenced on April
1
,
2019
. The mortgage loan is collateralized by the property and the commercial rental income from the building with no
recourse to the Company.
In February 2018, the Partnership received an additional mortgage loan of $30 and used the proceeds to loan excess funds to each of its partners, of which the Company received $10. The additional loan matures on November 1, 2024 and bears interest at 4.14% compounded semi-annually. Monthly mortgage payments consist of both principal and interest components.
Debt covenants
The Company and its subsidiaries have undertaken to maintain certain covenants in respect of the credit agreements and trust indentures described above. The Company and its subsidiaries were in compliance with these covenants at August 31, 2021.
Long-term debt repayments
Mandatory principal repayments on all long-term debt in each of the next five years and thereafter are as follows:

$
2022	1
2023	1
2024	1,001
2025	44
2026	–
Thereafter	3,550

4,597

Interest expense

	2021 $	2020 $
Interest expense – long-term debt	223	224
Amortization of senior notes discounts	1	1
Interest income – short-term (net)	(4)	(7)
Interest on lease liabilities (note 14)	45	44
Interest expense – other (1)	(34)	12

	231	274

(1)	Interest expense – other includes a $35 million reduction of tax related interest expense resulting from a revision of liabilities for uncertain tax positions that became statute barred in the period.